LONG-TERM OPERATING COMMITMENTS - Use of public assets (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
2022
Use of public assets
Total	R$ 3,672
2022 | SINOP
Use of public assets
Total	1,966
2022 | UHE Simplcio/UHE Batalha
Use of public assets
Total	1,706
2023
Use of public assets
Total	3,680
2023 | SINOP
Use of public assets
Total	1,974
2023 | UHE Simplcio/UHE Batalha
Use of public assets
Total	1,706
2024
Use of public assets
Total	3,688
2024 | SINOP
Use of public assets
Total	1,982
2024 | UHE Simplcio/UHE Batalha
Use of public assets
Total	1,706
2025
Use of public assets
Total	6,442
2025 | SINOP
Use of public assets
Total	4,736
2025 | UHE Simplcio/UHE Batalha
Use of public assets
Total	1,706
2026
Use of public assets
Total	6,442
2026 | SINOP
Use of public assets
Total	4,736
2026 | UHE Simplcio/UHE Batalha
Use of public assets
Total	1,706
After 2026
Use of public assets
Total	36,066
After 2026 | SINOP
Use of public assets
Total	9,473
After 2026 | UHE Simplcio/UHE Batalha
Use of public assets
Total	R$ 26,593